Investments in associates and joint ventures (Details 1) - ARS ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	$ 1,724	$ 13,995
Group's interest in comprehensive loss	2,692	6,065	$ 2,255
Total associates and joint ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	12,985	112,816
Group's interest in comprehensive loss	(6,822)	13,250	(10,985)
Gav - Yam [Member]
Statement [Line Items]
Value of Group's interest in equity	0	40,970
Group's interest in comprehensive loss	$ 39	$ 0	0
% of ownership interest held		34.90%
Quality [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Share capital (nominal value)	450
Loss for the year	$ (518)
Shareholders' equity	5,760
Value of Group's interest in equity	2,927	$ 3,156
Group's interest in comprehensive loss	$ (259)	$ 278	$ (876)
% of ownership interest held	50.00%	50.00%	50.00%
Common shares 1 vote	225,146,012
La Rural S.A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Organization of events
Share capital (nominal value)	1
Loss for the year	$ (64)
Shareholders' equity	378
Value of Group's interest in equity	169	$ 305
Group's interest in comprehensive loss	$ (135)	$ 153	$ 216
% of ownership interest held	50.00%	50.00%	50.00%
Common shares 1 vote	714,498
TGLT S.A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Share capital (nominal value)	925
Loss for the year	$ (4,625)
Shareholders' equity	4,311
Value of Group's interest in equity	937	$ 3,093
Group's interest in comprehensive loss	$ (2,157)	$ 0	$ 0
% of ownership interest held	27.82%	30.20%
Common shares 1 vote	257,320,997
Cresca S.A. [Member]
Statement [Line Items]
Value of Group's interest in equity	$ 29	$ 31
Group's interest in comprehensive loss	$ 8	$ (24)	$ 27
% of ownership interest held	50.00%	50.00%	50.00%
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	U.S.
Main activity	Real estate
Loss for the year	$ (10)
Shareholders' equity	(41)
Value of Group's interest in equity	218	$ 701
Group's interest in comprehensive loss	$ (480)	$ 11,465	$ (4,805)
% of ownership interest held	49.96%	49.96%	49.96%
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financing
Share capital (nominal value)	1,500
Loss for the year	$ (2,528)
Shareholders' equity	17,276
Value of Group's interest in equity	5,361	$ 6,118
Group's interest in comprehensive loss	$ (756)	$ (571)	$ (3,621)
% of ownership interest held	29.91%	29.91%	29.91%
Common shares 1 vote	448,689,072
Condor [Member]
Statement [Line Items]
Place of business / Country of incorporation	U.S.
Main activity	Hotel
Share capital (nominal value)	232
Loss for the year	$ (178)
Shareholders' equity	54
Value of Group's interest in equity	1,620	$ 2,224
Group's interest in comprehensive loss	$ (414)	$ 180	$ 59
% of ownership interest held	18.89%	18.89%	18.89%
Common shares 1 vote	2,245,100
Shufersal [member]
Statement [Line Items]
Value of Group's interest in equity	$ 0	$ 42,223
Group's interest in comprehensive loss	24	$ 7,834	$ 446
% of ownership interest held		26.02%	26.02%
PBEL [Member]
Statement [Line Items]
Value of Group's interest in equity	0	$ 0
Group's interest in comprehensive loss	$ 0	$ 0	$ (176)
% of ownership interest held			45.40%